Restricted Deposit	12 Months Ended
Dec. 31, 2022
Restricted Deposit [abstract]
RESTRICTED DEPOSIT
6.	RESTRICTED DEPOSIT

As at December 31, 2022, restricted deposits consisted of $8,489 (December 31, 2021 - $9,068) held in a guaranteed investment certificate as collateral for a corporate credit card.